ACCOUNTING POLICIES (Climate Change) (Details)	12 Months Ended
Dec. 31, 2024
Reduction Of Carbon Emissions By 2030
Disclosure of changes in accounting estimates [line items]
Threshold percentage to reduce carbon dioxide emissions in 2030	15.00%